Expense Example (American Global Diversification Trust, USD $)	12 Months Ended
May 01, 2011
Series I, American Global Diversification Trust
Expense Example:
Year 1	$ 125
Year 3	390
Year 5	676
Year 10	1,489
Series II, American Global Diversification Trust
Expense Example:
Year 1	140
Year 3	437
Year 5	755
Year 10	1,657
Series III, American Global Diversification Trust
Expense Example:
Year 1	90
Year 3	281
Year 5	488
Year 10	$ 1,084